Subsequent Events (Privatizatione Transaction) (Details) (Subsequent Event [Member], USD $)	Apr. 18, 2014	Jan. 27, 2014
ADS [Member]
Subsequent Event [Line Items]
Share price		$ 6.90
Ordinary Shares [Member]
Subsequent Event [Line Items]
Share price		$ 3.45
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Share purchase agreement, number of shares	30,326,005	28,959,276
Share purchase agreement, share price	$ 3.2975	$ 2.7625